UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from March 29, 2019 to April 30, 2019

Commission File Number of issuing entity:	333-188984-01
Central Index Key Number of issuing entity:	0001581374

SCOTIABANK COVERED BOND GUARANTOR LIMITED PARTNERSHIP
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor and sponsor:	333-188984
Central Index Key Number of depositor and sponsor:	0000009631

THE BANK OF NOVA SCOTIA
(Exact name of depositor and sponsor as specified in its charter)

Christy Bunker (416) 933-7974
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Ontario, Canada	Not applicable
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

40 King Street West, 24th Floor, Toronto, Ontario, Canada M5H 1H1	M5H 1H1
(Address of principal executive offices of the issuing entity)	(Zip Code)

(416) 933-7974
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series CBL2 2.125% Covered Bonds due 2019	☐	☐	Ö
Series CBL7 1.850% Covered Bonds due 2020	☐	☐	Ö
Series CBL14 1.875% Covered Bonds due 2021	☐	☐	Ö

SEC 2503 (11-14)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes Ö  No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein, and is incorporated by reference herein from the Monthly Investor Report that is filed as Exhibit 99.1 to this Form 10-D.

The issuing entity made the following distributions from the funds in the cover pool during the reporting period on outstanding Series of Covered Bonds:

None

PART II – OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

During the period covered by this report, the issuing entity did not guarantee and The Bank of Nova Scotia did not issue any Covered Bonds.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 10. Exhibits.

   99.1           Monthly Investor Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrants have duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

SCOTIABANK COVERED BOND GUARANTOR LIMITED PARTNERSHIP
(Issuing entity)

Date: May 15, 2019	By:	THE BANK OF NOVA SCOTIA
(Servicer)

/s/ Christy Bunker
(Signature) Christy Bunker Managing Director, Alternate Funding